Income and other taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Abstract]
Deferred tax asset	$ (1,455)	$ (24,547)
Deferred tax liability	187,887	220,903
Total deferred tax liability (asset)	$ 186,432	$ 196,356	$ 144,254